Subsequent Events	9 Months Ended
Sep. 30, 2026
Subsequent Events
Subsequent Events
12.
Subsequent Events

Subsequent to September 30, 2026, the following significant events occurred:

On October 13, 2026, the Company appointed Ralph Alexander to its Board of Directors. In connection with his appointment, the Company granted 300,000 Options, which vested immediately upon grant. The Options are exercisable at $1.43 per common share and expire in five years.

On October 20, 2026, the Company filed a technical report on the Franklin Project titled "NI 43-101 Technical Report: Preliminary Economic Assessment for the Franklin Project located in Hopkins, Franklin and Titus Counties, Texas, United States" with an effective date of July 20, 2026, to support its previously announced positive preliminary economic assessment.